RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 38: RELATED PARTY TRANSACTIONS
Key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its non-executive directors.
The table below details, on an aggregated basis, key management personnel compensation:

	2022 £m	2021 £m	2020 £m
Compensation
Salaries and other short-term benefits	11	10	12
Post-employment benefits	–	–	–
Share-based payments	14	14	12
Total compensation	25	24	24
The aggregate of the emoluments of the directors was £9.2 million (2021: £10.6 million; 2020: £11.8 million).
Aggregate contributions in respect of key management personnel to defined contribution pension schemes were £nil (2021: £nil; 2020: £nil).
The total for the highest paid director (Charlie Nunn) was £5,160,000 million (2021: Sir António Horta-Osório: £3,117,000; 2020: Juan Colombás: £4,169,000); this did not include any gain on exercise of Lloyds Banking Group plc shares in any year.

	2022 million	2021 million	2020 million
Share options over Lloyds Banking Group plc shares
At 1 January	–	–	–
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–
Exercised/lapsed (includes entitlements of former key management personnel)	–	–	–
At 31 December	–	–	–

	2022 million	2021 million	2020 million
Share plans settled in Lloyds Banking Group plc shares
At 1 January	74	117	101
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	29	19	46
Exercised/lapsed (includes entitlements of former key management personnel)	(31)	(62)	(30)
At 31 December	72	74	117
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2022 £m	2021 £m	2020 £m
Loans
At 1 January	3	2	2
Advanced (includes loans to appointed key management personnel)	1	1	–
Repayments (includes loans to former key management personnel)	(2)	–	–
At 31 December	2	3	2
The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between 1.01 per cent and 30.15 per cent in 2022 (2021: 0.39 per cent and 22.93 per cent; 2020: 0.39 per cent and 24.20 per cent).
No provisions have been recognised in respect of loans given to key management personnel (2021 and 2020: £nil).

	2022 £m	2021 £m	2020 £m
Deposits
At 1 January	11	11	23
Placed (includes deposits of appointed key management personnel)	37	26	26
Withdrawn (includes deposits of former key management personnel)	(38)	(26)	(38)
At 31 December	10	11	11
Deposits placed by key management personnel attracted interest rates of up to 5.0 per cent (2021: 1.0 per cent; 2020: 2.0 per cent).
At 31 December 2022, the Group did not provide any guarantees in respect of key management personnel (2021 and 2020: none).
At 31 December 2022, transactions, arrangements and agreements entered into by the Group and its banking subsidiaries with directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £2.1 thousand with three directors and no connected persons (2021: £0.6 million with five directors and two connected persons; 2020: £0.6 million with five directors and two connected persons).
Balances and transactions with fellow Lloyds Banking Group undertakings
Balances and transactions between members of the Lloyds Bank Group
In accordance with IFRS 10 Consolidated Financial Statements, transactions and balances between the Bank and its subsidiary undertakings, and between those subsidiary undertakings, have all been eliminated on consolidation and thus are not reported as related party transactions of the Group.
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the Group's balance sheet as follows:

	2022 £m	2021 £m
Assets, included within:
Derivative financial instruments	1,120	634
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	816	739
	1,936	1,373
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	2,539	1,490
Derivative financial instruments	1,084	939
Debt securities in issue	17,648	17,961
Subordinated liabilities	6,490	5,176
	27,761	25,566
These balances include Lloyds Banking Group plc’s banking arrangements and, due to the size and volume of transactions passing through these accounts, it is neither practical nor meaningful to disclose information on gross inflows and outflows. During 2022 the Group earned £11 million interest income on the above asset balances (2021: £11 million; 2020: £5 million) and the Group incurred £666 million interest expense on the above liability balances (2021: £500 million; 2020: £478 million).
Details of contingent liabilities and commitments entered into on behalf of fellow Lloyds Banking Group undertakings are given in note 39.
Other related party transactions
Pension funds
The Group provides banking services to certain of its pension funds. At 31 December 2022, customer deposits of £155 million (2021: £480 million) related to the Group’s pension funds.
Joint ventures and associates
At 31 December 2022 there were loans and advances to customers of £21 million (2021: £14 million) outstanding and balances within customer deposits of £58 million (2021: £22 million) relating to joint ventures and associates.
During the year the Group paid fees of £5 million (2021: £7 million) to the Lloyds Banking Group's Schroders Personal Wealth joint venture and also made a payment of £18 million (2021: £10 million) under the terms of agreements put in place on the establishment of the joint venture.